OTHER (EXPENSE) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2014
OTHER (EXPENSE) INCOME, NET [Abstract]
Schedule of Other (Expense) Income
	Years ended December 31,
	2012	2013	2014
	$	$	$

Foreign currency exchange gain (loss), net	397,621	(826)	(12,721,957)
Convertible notes repurchase gain	10,348,750	-	-
Government grants	889,239	1,921,965	948,641
Gain on disposal of subsidiaries (Note (a))	-	2,196,198	9,150,952
Compensation in relation to dispute settlement (Note (b))	-	1,790,214	-
Forgiveness of interests owed to a related party	-	2,436,882	-
Others	(148,672)	630,354	17,054
Total	11,486,938	8,974,787	(2,605,310)